SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2012
SUBORDINATED DEBENTURES

NOTE 8—SUBORDINATED DEBENTURES

The Company and its financing trust subsidiary, Community Financial Shares Trust II, a Delaware statutory trust, consummated the issuance and sale of an aggregate amount of $3,500,000 of the Trust’s floating rate capital securities in a pooled trust preferred transaction. The subordinated debentures accrue interest at a variable rate based on three-month LIBOR plus 1.62%, reset and payable quarterly. The interest rate at December 31, 2012 was 1.93%. The debentures will mature on September 21, 2037, at which time the preferred securities must be redeemed. In addition, the Company may redeem the preferred securities in whole or part, beginning June 21, 2012 at a redemption price of $1,000 per preferred security.

The Company has provided a full, irrevocable, and unconditional guarantee on a subordinated basis of the obligations of the Trust under the preferred securities in the event of the occurrence of an event of default, as defined in such guarantee.

On January 14, 2011, the Company was notified by the Federal Reserve Bank of Chicago (the “FRB”) that the overall condition of the Company and the Bank is less than satisfactory. As a result, the Company must now obtain prior written approval from the FRB prior to, among other things, making any payments related to any outstanding trust preferred securities. The Company deferred all payments of interest on its Floating Rate Junior Subordinated Deferrable Interest Debentures due 2037 beginning with the March 15, 2011 interest payment period through the December 15, 2012 interest payment period. On December 21, 2012, immediately following the consummation of the Investment, the Company paid all outstanding accrued and additional interest on its Floating Rate Junior Subordinated Deferrable Interest Debentures due 2037 through the March 15, 2013 interest payment period in accordance with a written approval letter from the FRB. Any future interest payments on the Floating Rate Junior Subordinated Deferrable Interest Debentures due 2037 will be subject to the prior written approval of the FRB.